Cash and cash equivalents - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Cash and cash equivalents
Term deposits	€ 95,000,000		€ 50,000,000
Cash and cash equivalents	€ 166,803,000	$ 34.5	€ 508,117,000
Maturity Period	3 months
Short Term Deposit Longer Than Three Months	€ 50,000,000.0
Short Term Deposit Less Than Three Months	€ 45,000,000